Workforce reduction (Additional Information) (Detail) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				$ 5,555
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 1,500	$ 2,700	$ 1,400		$ 2,500